EQUITY - Series of shares (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($) director shares	Dec. 31, 2016 CLP ($) shares	Dec. 31, 2015 CLP ($) shares
EQUITY
Subscribed Capital | $	$ 270,737,574	$ 270,737,574	$ 270,737,574
Paid-in capital | $	$ 270,737,574	$ 270,737,574	$ 270,737,574
Number of directors | director	14
Series A
EQUITY
Number of shares subscribed | shares	473,289,301	473,289,301	473,289,301
Number of shares paid in | shares	473,289,301	473,289,301	473,289,301
Number of voting shares | shares	473,289,301	473,289,301	473,289,301
Subscribed Capital | $	$ 135,379,504	$ 135,379,504	$ 135,379,504
Paid-in capital | $	$ 135,379,504	$ 135,379,504	$ 135,379,504
Number of directors elected | director	12
Series B Share
EQUITY
Number of shares subscribed | shares	473,281,303	473,281,303	473,281,303
Number of shares paid in | shares	473,281,303	473,281,303	473,281,303
Number of voting shares | shares	473,281,303	473,281,303	473,281,303
Subscribed Capital | $	$ 135,358,070	$ 135,358,070	$ 135,358,070
Paid-in capital | $	$ 135,358,070	$ 135,358,070	$ 135,358,070
Number of directors elected | director	2
Additional dividend distribution as a percentage	10.00%